CONSOLIDATED STATEMENTS OF OPERATIONS	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Third Party USD ($)	Dec. 31, 2011 Third Party CNY	Dec. 31, 2010 Third Party CNY	Dec. 31, 2009 Third Party CNY	Dec. 31, 2011 Related Party USD ($)	Dec. 31, 2011 Related Party CNY	Dec. 31, 2009 Related Party CNY	Dec. 31, 2011 Forward Contracts USD ($)	Dec. 31, 2011 Forward Contracts CNY	Dec. 31, 2010 Forward Contracts CNY	Dec. 31, 2011 Convertible Senior Notes And Capped Call Options USD ($)	Dec. 31, 2011 Convertible Senior Notes And Capped Call Options CNY	Dec. 31, 2010 Series A CNY	Dec. 31, 2009 Series A CNY	Dec. 31, 2010 Series B CNY	Dec. 31, 2009 Series B CNY
Revenues	$ 1,173,350,616	7,384,951,444	4,654,854,723	1,567,859,592	$ 1,168,172,913	7,352,363,495	4,654,854,723	1,539,542,277	$ 5,177,703	32,587,949	28,317,315
Cost of revenues	(990,657,667)	(6,235,100,290)	(3,297,468,914)	(1,337,647,527)
Gross profit	182,692,949	1,149,851,154	1,357,385,809	230,212,065
Operating expenses:
Selling and marketing	(53,763,467)	(338,381,885)	(169,822,118)	(16,727,975)
General and administrative	(66,722,501)	(419,944,749)	(166,025,199)	(85,114,520)
Research and development	(4,765,406)	(29,992,990)	(31,616,200)	(5,896,939)
Goodwill impairment	(7,252,392)	(45,645,832)
Total operating expenses	(132,503,766)	(833,965,456)	(367,463,517)	(107,739,434)
Income from operations	50,189,183	315,885,698	989,922,292	122,472,631
Interest expenses, net	(28,996,685)	(182,502,237)	(64,268,374)	(29,936,782)
Convertible senior notes issuance costs	(4,790,999)	(30,154,071)
Subsidy income	4,060,090	25,553,802	15,696,641	8,569,118
Investment gain			60,058	82,063
Exchange loss	(22,083,963)	(138,994,253)	(10,143,414)	(2,181,537)
Other (expenses)/income , net	4,489,599	28,257,089	(1,357,861)	(1,338,598)
Change in fair value												5,815,931	36,604,889	98,039,341	47,625,114	299,747,707
Income before income taxes	56,308,270	354,398,624	1,028,003,621	84,067,594
Income tax benefit/(expense)	(12,881,161)	(81,072,742)	(146,130,394)	1,342,038
Net income	43,427,109	273,325,882	881,873,227	85,409,632
Less: Net loss attributable to the non-controlling interests	2,691	16,937
Net income attributable to JinkoSolar Holding Co., Ltd.	43,429,800	273,342,819	881,873,227	85,409,632
Redeemable Convertible Preferred Shares accretion																	(13,433,242)	(31,832,994)	(17,479,734)	(42,301,594)
Deemed dividend to a preferred shareholder				(8,015,089)
Allocation to preferred shareholders			(15,156,606)	(40,422,944)
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	$ 43,429,800	273,342,819	835,803,645	(37,162,989)
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders per share:
Basic	$ 0.46	2.91	11.16	(0.73)
Diluted	$ (0.20)	(1.23)	10.92	(0.73)
Net income/(loss) attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders per ADS:
Basic	$ 1.85	11.64	44.64	(2.93)
Diluted	$ (0.78)	(4.92)	43.69	(2.93)
Weighted average ordinary shares outstanding:
Basic	93,966,535	93,966,535	74,896,543	50,731,450
Diluted	102,686,971	102,686,971	80,748,080	50,731,450